Investments in Affiliated Companies (Unaudited): (Details Textual) (Subsidiaries [Member])	Dec. 31, 2012
Subsidiaries [Member]
Investments in Affiliated Companies (Textual) [Abstract]
Percent of common stock of HopFed Bancorp, Inc.	100.00%